Lease revenue - Summary Minimum Cash Lease Rentals under Non-Cancellable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Leases [Abstract]
Minimum cash lease rentals under non-cancellable operating leases, 2015	$ 615,134
Minimum cash lease rentals under non-cancellable operating leases, 2016	607,695
Minimum cash lease rentals under non-cancellable operating leases, 2017	577,970
Minimum cash lease rentals under non-cancellable operating leases, 2018	523,551
Minimum cash lease rentals under non-cancellable operating leases, 2019	450,407
Minimum cash lease rentals under non-cancellable operating leases, Thereafter	1,439,760
Minimum cash lease rentals under non-cancellable operating leases, Total	$ 4,214,517